Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Balance at January 1,	$ 1,635	$ 1,823	$ 2,130
Additions based on tax positions related to the current year	338	194	80
Additions for tax positions of prior years	188	330	627
Reductions for tax positions of prior years	(153)	(412)	(278)
Settlements	(18)	(79)	(239)
Lapses of statutes of limitations	(88)	(221)	(497)
Balance at December 31,	$ 1,902	$ 1,635	$ 1,823